Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of contracts for oil and natural gas
The following is a summary of the Company’s open costless collar contracts for oil and natural gas at December 31, 2016.

		Notional Quantity (Bbl or MMBtu)	Weighted Average Price Floor ($/Bbl or $/MMBtu)	Weighted Average Price Ceiling ($/Bbl or $/MMBtu)	Fair Value of Liabilities (thousands)

Commodity	Calculation Period
Oil	01/01/2017 - 12/31/2017	2,760,000	$41.39	$51.88	$(18,316)
Oil	01/01/2018 - 12/31/2018	720,000	$43.75	$63.90	(751)
Natural Gas	01/01/2017 - 12/31/2017	16,860,000	$2.40	$3.59	(5,887)
Total open derivative financial instruments					$(24,954)

Summary of offsetting assets
The following table presents the gross asset and liability fair values of the Company’s commodity price derivative financial instruments and the location of these balances in the consolidated balance sheets as of December 31, 2016 and December 31, 2015 (in thousands).

Derivative Instruments	Gross amounts recognized	Gross amounts netted in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets
December 31, 2016
Current liabilities	$(24,203)	$—	$(24,203)
Other liabilities	(751)	—	(751)
Total	$(24,954)	$—	$(24,954)
December 31, 2015
Current assets	$16,767	$(483)	$16,284
Current liabilities	(483)	483	—
Total	$16,284	$—	$16,284

Summary of offsetting liabilities
The following table presents the gross asset and liability fair values of the Company’s commodity price derivative financial instruments and the location of these balances in the consolidated balance sheets as of December 31, 2016 and December 31, 2015 (in thousands).

Derivative Instruments	Gross amounts recognized	Gross amounts netted in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets
December 31, 2016
Current liabilities	$(24,203)	$—	$(24,203)
Other liabilities	(751)	—	(751)
Total	$(24,954)	$—	$(24,954)
December 31, 2015
Current assets	$16,767	$(483)	$16,284
Current liabilities	(483)	483	—
Total	$16,284	$—	$16,284

Summary of location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations
The following table summarizes the location and aggregate fair value of all derivative financial instruments recorded in the consolidated statements of operations for the periods presented (in thousands). These derivative financial instruments are not designated as hedging instruments.

		Year Ended December 31,
Type of Instrument	Location in Statement of Operations	2016	2015	2014
Derivative Instrument
Oil	Revenues: Realized gain on derivatives	$5,851	$62,259	$5,221
Natural Gas	Revenues: Realized gain (loss) on derivatives	3,435	12,653	(718)
Natural Gas Liquids (NGL)	Revenues: Realized gain on derivatives	—	2,182	519
Realized gain on derivatives		9,286	77,094	5,022
Oil	Revenues: Unrealized (loss) gain on derivatives	(18,969)	(31,897)	47,178
Natural Gas	Revenues: Unrealized (loss) gain on derivatives	(22,269)	(5,440)	9,087
Natural Gas Liquids (NGL)	Revenues: Unrealized (loss) gain on derivatives	—	(1,928)	2,037
Unrealized (loss) gain on derivatives		(41,238)	(39,265)	58,302
Total		$(31,952)	$37,829	$63,324